Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 140	$ 61
Provision for credit losses
Originations	9	3
Maturities	(9)	(2)
Changes in risk, parameters and exposures	8	13
Write-offs	(7)	(10)
Recoveries	2	2
Exchange rate and other		(1)
Balance at end of period	143	66
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	78	29
Provision for credit losses
Transfers to Stage 1	13	1
Transfers to Stage 2	(1)	(1)
Originations	9	3
Maturities	(6)	(1)
Changes in risk, parameters and exposures	(20)	(2)
Exchange rate and other	1
Balance at end of period	74	29
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	29	10
Provision for credit losses
Transfers to Stage 1	(13)	(1)
Transfers to Stage 2	1	1
Transfers to Stage 3	(1)	(1)
Maturities	(3)	(1)
Changes in risk, parameters and exposures	20	4
Exchange rate and other		(1)
Balance at end of period	33	11
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	33	22
Provision for credit losses
Transfers to Stage 3	1	1
Changes in risk, parameters and exposures	8	11
Write-offs	(7)	(10)
Recoveries	2	2
Exchange rate and other	(1)
Balance at end of period	$ 36	$ 26